FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

	As of December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$60,507	$-	$60,507
Foreign currency derivative contracts	-	28	-	28
Earn-out liability	-	-	4,504	4,504

Total financial net assets	$-	$60,535	$4,504	$65,039

	As of December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$64,921	$-	$64,921
Foreign currency derivative contracts	-	401	-	401
Earn-out liability	-	-	6,102	6,102

Total financial net assets	$-	$65,322	$6,102	$71,424

Schedule of Fair Value Measurements Using Significant Unobservable Inputs

Balance at January 1, 2016	$6,102

Earn Out liability payments, settlements and adjustments due to exchange rates	(636)
Adjustment due to change in the forecast of earn-out consideration	(962)

Balance at December 31, 2016	$4,504